Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
Schedule of Provision (Credit) for Income Taxes
	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31,2012

Current income taxes from discontinued operations	6,229	—	—
Deferred income taxes from discontinued operations	(31,813)	—	—
Current income taxes from continuing operations	—	—	—
Deferred income taxes from continuing operations	(41,172)	(99,479)	—
	(66,756)	(99,479)	—

Schedule of Components of Deferred Tax Assets and Liabilities
	December 31, 2011	December 31, 2012
Current deferred tax assets (liabilities):
Cost and expense accruals	2,810,508	1,754,349
Revenue recognition	(173,502)	771,061
Less: valuation allowance	(2,637,006)	(2,525,410)
Current deferred tax assets, net	—	—

Non-current deferred tax assets (liabilities):
Depreciation and amortization	1,748,889	631,747
Net operating loss carry forwards	18,450,814	21,146,362
Less: valuation allowance	(20,199,703)	(21,778,109)
Non-current deferred tax assets, net	—	—

Intangible assets	(4,826,059)	(4,826,059)
Non-current deferred tax liabilities	(4,826,059)	(4,826,059)

Schedule of Reconciliation between Statutory Tax Rate and Effective Tax Rate
	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31, 2012

Statutory tax rate	25.0%	25.0%	25.0%
Differential statutory tax rates	(3.3)%	(7.9)%	(4.7)%
Non-deductible expenses	0.4%	(7.9)%	(1.5)%
Change in valuation allowance	(22.0)%	(9.0)%	(18.8)%
Effective tax rate	0.1%	0.2%	0.0%

Schedule of Movement of Valuation Allowances
	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31, 2012

At beginning of year	(8,309,621)	(19,122,901)	(22,836,709)
Acquisition of Ku6	(6,123,900)	—	—
Current year additions	(14,292,925)	(4,452,155)	(1,415,765)
Current year reversals	1,404,205	1,591,018	180,965
Transferred out due to disposal of WVAS and recorded music businesses	8,433,935	—	—
Effect of exchange rate changes	(234,595)	(852,671)	(232,009)
	(19,122,901)	(22,836,709)	(24,303,518)